Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2023
OTHER INCOME, NET [Abstract]
Other Income/(Expense)
The following table summarizes the Sohu Group’s other income/(expense) (in thousands):

	Year Ended December 31,
	2021	2022	2023
Government grant	418	4,608	17,486
Rental income - from properties owned by Sohu (1)	10,427	10,025	7,530
Income from short-term investments	5,260	13,430	4,709
Additional deduction of Chinese mainland value-added tax and individual tax refunds	4,827	4,952	2,486
Investment income/(loss)	6,352	(5,381)	1,707
Donations	(1,565)	(31)	0
Impairment loss on equity investments (2)	(215)	(11,954)	(283)
Others	3,912	1,994	2,111

	$29,416	$17,643	$35,746

Note (1): Sogou leased from Sohu, on an arms-length basis, office space at Sohu.com Internet Plaza under a lease that expired on
December 31, 2022. Since 2023, the Company has leased this entire building to third-party tenants.
Note (2): In the fourth quarter of 2022, the Sohu Group recognized an impairment loss of $12.0 million for an equity investment in a third-party online game developer.